OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2018	2017
Prepaid expenses	2,386	5,137
Other receivables	2,346	2,713
Mark-to-market interest rate swaps valuation (see note 23)	1,802	—
	6,534	7,850